STOCK-BASED COMPENSATION (Details)			3 Months Ended		12 Months Ended
	Jun. 20, 2023	Jun. 19, 2023 shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options exercised		580,000			132,375
Common stock canceled in exchange for options		158,444
Common stock exchange ratio		0.2282
Intrinsic value | $					$ 0
Common stock shares issued in exchange		36,163
Share-Based Payment Arrangement, Expense | $			$ 208,000	$ 0		$ 0
Share-based compensation arrangement by share-based payment award, options, outstanding, number			2,361,722		2,361,722		2,494,097
Stock options granted					0
Number of options forfeited					0
Non-vested shares					0
Unrecognized compensation expense | $			$ 4,400,000	$ 1,600,000
Selling, General, and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense | $					$ 1,700,000
Other Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense | $					$ 2,300,000
Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of accelerated vesting stock options					534,063
Number of stock options vested					534,063
Time Based Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-vested shares			2,600,000			0
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum percentage of common stock issuable in accordance with outstanding Common stock	10.00%
Annual increase in percentage of common stock issuable in accordance with outstanding common stock	3.00%
Issued options to purchase shares of the common stock					2,976,854
Shares of common stock available for issuance			1,269,910		2,976,854
Stock options granted			2,600,000
Number of options forfeited			0
Share based payment award shares issued in period					0